Note 7 - Balance Sheet Disclosures	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of balance sheet explanatory [text block]
7.	Balance sheet disclosures

7.1	Intangible assets

	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2023	45	257	302
Deconsolidation of Subsidiary	(45)	(257)	(302)
Balance as of Dec. 31, 2023	-	-	-
Accumulated amortization
Balance as of Jan. 1, 2023	(45)	(254)	(299)
Amortization	-	-	-
Deconsolidation of Subsidiary	45	254	299
Balance as of Dec. 31, 2023	-	-	-
Carrying amount as of Jan. 1, 2023	-	3	3
Carrying amount as of Dec. 31, 2023	-	-	-

	Website	Software	Total
	kEUR	kEUR	kEUR

Historical cost
Balance as of Jan. 1, 2022	45	222	267
Additions	-	35	35
Balance as of Dec. 31, 2022	45	257	302
Accumulated amortization
Balance as of Jan. 1, 2022	(38)	(23)	(61)
Impairment	(1)	(169)	(170)
Amortization	(6)	(62)	(68)
Balance as of Dec. 31, 2022	(45)	(254)	(299)
Carrying amount as of Jan. 1, 2022	7	199	206
Carrying amount as of Dec. 31, 2022	-	3	3

The amortization expenses for the acquired intangible assets amounting to kEUR - (2022: kEUR 68) are included in development (kEUR -, 2022: kEUR 44), selling and distribution costs (kEUR -, 2022: kEUR 6) and general and administrative expenses (kEUR -, 2022: kEUR 18).

The impairment is the result of the impairment test performed based on different triggering events in 2022 and 2023. For further details see note 4.12.3 Impairment test of assets.

On May 19, 2023, the Sono N.V. lost control of Sono Motors and Sono Motors assets and liabilities were derecognized from the consolidated position. For further information see note 3. Basis of consolidation.

7.2	Property, plant and equipment

	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2023	1,715	38,769	40,484
Additions	2	3,840	3,842
Deconsolidation of Subsidiary	(1,717)	(42,609)	(44,326)
Acquisition or manufacturing costs Dec. 31, 2023	-	-	-
Accumulated depreciation and impairment
Balance as of Jan. 1, 2023	(1,344)	(38,473)	(39,817)
Impairment	(2)	(3,840)	(3,842)
Depreciation	(29)	-	(29)
Deconsolidation of Subsidiary	1,375	42,313	43,688
Balance as of Dec. 31, 2023	-	-	-
Carrying amount Jan. 1, 2023	371	296	667
Carrying amount Dec. 31, 2023	-	-	-

	Equipment / Hardware	Construction in progress	Total
	kEUR	kEUR	kEUR
Acquisition or manufacturing costs
Balance as of Jan. 1, 2022	1,048	705	1,753
Additions	667	38,064	38,731
Acquisition or manufacturing costs Dec. 31, 2022	1,715	38,769	40,484
Accumulated depreciation and impairment
Balance as of Jan. 1, 2022	(269)	-	(269)
Impairment	(791)	(38,473)	(39,264)
Depreciation	(284)	-	(284)
Balance as of Dec. 31, 2022	(1,344)	(38,473)	(39,817)
Carrying amount Jan. 1, 2022	779	705	1,484
Carrying amount Dec. 31, 2022	371	296	667

The additions mainly relate to capitalization of prepayments made for assets under construction in relation to the preparation for serial production of the Sion. In 2022, this included advance payments (acquisition cost kEUR 16,348) made to the contract manufacturer (Valmet) in 2022 for production tools to be used for the future production of Sions. In 2023, expenditure on Sion related property plant and equipment ceased due to the termination of the Sion passenger car program.

The impairments are the result of the impairment tests performed based on different triggering events in 2022 and 2023. For further details see note 4.12.3 Impairment test of assets and note 6.2 Cost of development expenses.

On May 19, 2023, the Sono N.V. lost control of Sono Motors and Sono Motors assets and liabilities were derecognized from the consolidated position. For further information see note 3. Basis of consolidation.

7.3	Right-of-use assets

Sono Motors leases buildings and warehouses at its headquarters in Munich and three electrical cars including batteries. At the end of the 2022 reporting period, the remaining lease terms for the buildings were 4 to 8 years and for the cars 2 to 3 years.

The below table presents details on the lease agreements of Sono Motors:

	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2023	778	12	790
Depreciation of right-of-use assets	(75)	(3)	(78)
Deconsolidation of Subsidiary	(703)	(9)	(78)
Right-of-use assets on December 31, 2023	-	-	-

Interest expense on lease liabilities	48	1	49
Expense relating to short-term leases	80	-	80
Total cash outflow for leases	251	5	256

	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2022	2,997	21	3,018
Additions to right-of-use assets	-	8	8
Lease modifications	(26)	-	(26)
Impairment	(1,742)	(6)	(1,748)
Depreciation of right-of-use assets	(451)	(11)	(462)
Right-of-use assets on December 31, 2022	778	12	790

Interest expense on lease liabilities	83	3	86
Expense relating to short-term leases	125	4	129
Total cash outflow for leases	502	13	515

	Buildings	Cars and equipment	Total
	kEUR	kEUR	kEUR
Right-of-use assets on January 1, 2021	1,906	31	1,937
Additions to right-of-use assets	1,496	-	1,496
Depreciation of right-of-use assets	(405)	(10)	(415)
Right-of-use assets on December 31, 2021	2,997	21	3,018

Interest expense on lease liabilities	52	4	56
Expense relating to short-term leases	-	-	-
Total cash outflow for leases	423	12	435

At the end of the reporting period, Sono Group has lease commitments for short-term leases of kEUR - (2022: kEUR 150). At the end of both the reporting period and the prior fiscal year, there were no obligations from sale and leaseback transactions or leasing of low-value assets. In the reporting period, expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to kEUR 24 (2022: kEUR 27).

The impairment was the result of the impairment test performed based on a triggering event. For further details see note 4.12.3 Impairment test of assets and note 6.2 Cost of development expenses.

The Group had entered several leasing agreements for buildings that offer an extension option. As of the 2022 balance sheet date, in all of these cases, the Group was reasonably certain to exercise the extension option. Therefore, the extension options were included in determining the carrying amounts of the lease liabilities and right-of-use assets for these buildings.

On May 19, 2023, the Sono N.V. lost control of Sono Motors and Sono Motors assets and liabilities were derecognized from the consolidated position. For further information see note 3. Basis of consolidation.

7.4	Other noncurrent financial assets

In 2023, other noncurrent financial assets consisted of a sublease asset (kEUR 987) and security deposits (kEUR 50).

Sono N.V. acts as a sublessor in the lease agreement of its headquarters in Munich. The tenant is Sono Motors. Upon deconsolidation, the sublease asset was recognized in the consolidated financial statements. Previously, the asset would have been classified as a right of use asset.

In 2022, other noncurrent financial assets (kEUR 158) consist largely of security deposits.

The decrease of security deposits in 2023 is due to the deconsolidation of Sono Motors. For further information see note 3. Basis of consolidation.

For details on expected credit losses, please refer to note 8.1.2 Credit risk.

7.5	Other current financial assets

The below table displays information on financial instruments included in other current financial assets:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Sublease asset	143	-
PayPal reserve	-	395
Receivables from crowdfunding and deposits	-	162
Debtors creditors	13	463
Current trade receivables	-	24
Other	-	90
Total	156	1,134

The majority of the decrease in the other current financial asset balance is due to Sono Motors’ assets and liabilities being derecognized from the consolidated position. For further information see note 3. Basis of consolidation.

Sono N.V. acts as a sublessor in the lease agreement of its headquarters in Munich. The tenant is Sono Motors. Upon deconsolidation, the sublease asset was recognized in the consolidated financial statements. Previously, the asset would have been classified as a right of use asset.

7.6	Other current non-financial assets

The below table displays details included in other current non-financial assets:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Prepayments to contract manufacturer for development services	-	4,019
Prepayments to contract manufacturer for property, plant and equipment	-	9,241
Prepaid expenses	123	4,071
VAT and other taxes	146	6,739
Other	-	145
Total	266	24,215

The prepayments in 2022 were mainly for property, plant and equipment (kEUR 9,241) and parts and engineering services (kEUR 4,019) for the construction of the Sion prototypes and to the contract manufacturer. With the termination of the Sion passenger car program, the prepayments made to contract manufacturer were refunded to the Sono Group in 2023. An amount of kEUR 14,962 was received which was greater than the carrying value of the prepayments and therefore an adjustment of kEUR 1,702 was recognized in 2023. In 2022, prepaid expenses largely consist of insurance and software subscriptions. The decrease in the prepaid expenses balance is due to a significant decrease in the insurance prepaid expenses and due to Sono Motors’ assets and liabilities being derecognized from the consolidated position. For further information see note 3. Basis of consolidation.

The majority of the decrease in the VAT asset balance is due to Sono Motors’ assets and liabilities being derecognized from the consolidated position. In 2022, kEUR 3,098 of the VAT and other taxes relates to VAT paid on EU-invoices, which is reclaimable under EU law. A respective claim for reimbursement was submitted in 2023.

7.7	Cash and cash equivalents

Cash and cash equivalents include the following amounts:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Bank balances	7,412	29,352
Deposits	-	1,006
Allowance for expected credit losses	-	(1)
Total	7,412	30,357

Deposits are balances held with the service provider that processes advance payments received from customers which were mainly received during the crowd-funding campaign in December 2022. The movement in this balance is due to Sono Motors’ assets and liabilities being derecognized from the consolidated position. For further information see note 3. Basis of consolidation.

For details on expected credit losses, please refer to note 8.1.2 Credit risk.

7.8	Equity

Total equity of Sono Group comprises subscribed capital, capital reserves, other reserves and accumulated deficit. The subscribed capital amounts to kEUR 10,840 (2022: kEUR 9,957) and represents 108,667,115 (2022: 93,946,073) fully paid-in member shares with a par value of EUR 0.06 (ordinary shares, 2022: EUR 0.06) and EUR 1.50 (high voting shares, 2022: EUR 1.50). Capital reserves include any amounts paid in by the owners that exceed the member shares’ par value. Other reserves include mainly effects from equity-settled stock-options. Accumulated deficit consists of losses from prior periods.

In the reporting year, the following events with regard to equity took place:

From January 1, 2023, through March 31, 2023 and in accordance with the convertible debenture agreements from December 7, December 8, and December 20, 2022, between the Company and Yorkville, the Company issued 14,625,800 ordinary shares to Yorkville to convert a principal amount of kUSD 10,850 (kEUR 10,099) plus accrued interest of kUSD 145 (kEUR 135).

Regarding changes in equity due to share-based compensation see note 9.3 Remuneration based on shares (share-based payment).

In the previous year, the following events with regard to equity took place:

Sono N.V. successfully completed a follow-on offering on May 3, 2022. The Company offered 10,000,000 ordinary shares with a par value of EUR 0.06 at a price of USD 4.00 each. After considering the partial exercise of the over-allotment option (exercised on May 11, 2022), 10,930,000 shares have been sold for aggregate consideration of kUSD 41,534 (kEUR 39,346) after underwriting discounts and commissions. In accordance with IAS 32, transaction costs of the follow-on offering were recognized directly in equity in an amount of kEUR 842 as a deduction to capital reserves.

On June 13, 2022, the Ordinary Share Purchase Agreement between the Company and Berenberg was signed. This committed equity facility (the “CEF”) provided Sono Group with the right, without obligation, to sell and issue up to kUSD 150,000 of its ordinary shares (at a discount to the volume-weighted average price on the date a purchase notice is deemed delivered from the Group to Berenberg) over a period of 24 months to Berenberg at the sole discretion of Sono Group, subject to certain limitations and conditions set out in the respective agreement (including the filing and securing effectiveness of the registration statement) with one of the key limitations being the trading volume of Sono N.V.’s stock. In particular, the terms of the agreement limited the number of shares that Sono could decide to sell to Berenberg on any given day to 20% of the trading volume on such day. During 2022 the Company sold to the Investor the total of 8,748,433 ordinary shares for the total gross proceeds of kUSD 17,460 (kEUR 17,254). In accordance with IAS 32, transaction costs were recognized directly in equity in an amount of kEUR 771 as a deduction to capital reserves.

On December 7, 2022, the Company entered into a Securities Purchase Agreement with Yorkville under which the Company agreed to sell and issue to Yorkville convertible debentures in a gross aggregate principal amount of up to kUSD 31,100 (kEUR 29,485). The convertible debentures are convertible into ordinary shares of the Company. The issuance of the convertible debentures and their conversion are subject to certain conditions and limitations set forth in the Securities Purchase Agreement and the individual convertible debentures agreements. For details of these agreements and the resulting financial instruments, see note 7.10.1. Financial liabilities overview. During 2022, the Company converted a portion of the loan, including accrued interest, into equity by issuing 275,968 ordinary shares for a notional amount of kUSD 250 (kEUR 234), and a carrying amount of kEUR 286.

Also on December 7, 2022, the Company entered into the ATM Sales Agreement with B. Riley Securities, Inc., Berenberg Capital Markets LLC and Cantor Fitzgerald & Co. (“agents”). The ATM Sales Agreement provides Sono Motors with the right to sell ordinary shares to the agents at the sole discretion of Sono Motors, subject to certain limitations and conditions. To register potential future sales under the ATM Sales Agreement, the Company filed a shelf registration statement on Form F-3 registering up to kUSD 135,000 of shares that may be sold under ATM Sales Agreement. The issuance and sale, if any, of these shares is subject to the effectiveness of the registration statement. As of the date hereof, no sales have been made pursuant to the ATM Sales Agreement. We are currently not eligible to use our Form F-3 and, consequently, our ATM Sales Agreement.

Regarding changes in equity due to share-based compensation see note 9.3 Remuneration based on shares (share-based payment).

In 2021, the following events with regard to equity took place:

During the first half of fiscal year 2021, an amount of 68,136 new ordinary shares were issued to two new investors. At the general meeting on November 8, 2021, the shareholders of Sono Group agreed to a resolution to issue bonus shares according to which all shareholders of Sono Group received an additional amount of 0.71 ordinary shares with a par value of EUR 0.06 for each share they held at the time, regardless of their voting rights, financed by deducting the nominal amount from capital reserves (in total: 25,468,644 ordinary shares). The stock options from the "Conversion Stock Option Program 2020" were increased in the same proportion. In line with this resolution, the issue of bonus shares was implemented immediately prior to the execution of the Underwriting Agreement related to the IPO between Sono Group and Berenberg Capital Markets LLC and Craig-Hallum Capital Group LLC as underwriters.

Moreover, the shareholders agreed to extend the authorization of Sono Motors’ Management Board to issue shares in the Company's capital (irrespective of the class concerned) and/or to grant rights to subscribe for those shares up to the authorized share capital as included in the Company's articles of association from time to time and to limit and/or exclude pre-emption rights in relation thereto for a period of another five years after the execution of the underwriting agreement. The authorized share capital increased to kEUR 25,200,000 (320,000,000 ordinary shares with a par value of EUR 0.06 and 4,000,000 high-voting shares with a par value of EUR 1.50). A portion of the authorized share capital is reserved to convert the Yorkville convertible debentures by issuing shares. The shareholders also agreed to extend the resolution for the Company to acquire fully paid-up shares (irrespective of the class concerned) and/or depository receipts for those shares for another 18 months after the execution of the underwriting agreement. The underwriting agreement was executed on November 16, 2021.

In the IPO on November 17, 2021, Sono Group offered 10,000,000 ordinary shares with a par value of EUR 0.06 at a price of USD 15.00 each. The underwriters had an additional greenshoe option to 1,500,000 ordinary shares with a par value of EUR 0.06 at a price of USD 13.95 each. All offered shares were sold and the underwriters exercised their greenshoe option. In total, Sono Group raised kUSD 160,425 (kEUR 142,334) through the IPO, after underwriting discounts and commissions. In accordance with IAS 32, further transaction costs of the IPO were recognized directly in equity as a deduction from capital reserves. The total amount of IPO-related transaction costs deducted from capital reserves is kEUR 2,825.

Upon the IPO, the mandatory convertible notes issued in 2020 (carrying amount: kEUR 9,661) were fully converted into equity. The investors of the mandatory convertible notes received a total of 737,664 ordinary shares with a par value of EUR 0.06 per share.

The conditional settlement payment to one of the owners of Sono N.V. was due upon completion of the IPO. The corresponding liability was debited to other reserves.

7.9	Advance payments received from customers

Advance payments received from customers are VAT exclusive and include the following amounts:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Current - advance payments received from customers	-	354
Non-current - advance payments received from customers	-	49,288
	-	49,642

The current portion of the liability represents the cancellation requests received from customers who were eligible to cancel their reservations as of December 31, 2022, and therefore would have been needed to be repaid immediately if canceled.

Depending on the general terms and conditions, in some cases, a cancellation by the customer was possible in less than twelve months. Customers could provide their advance payments in several installments, the latest of which determines the applicable cancellation policy. As of December 31, 2022, for customers who made their latest installment on or before November 25, 2020, cancellation was possible at any time. For customers who made their latest installment later than November 25, 2020, but before November 3, 2021, cancellation was possible on August 1, 2023, or later. For customers who made their latest installment on or after November 3, 2021, cancellation was possible on January 1, 2024, or later. Deviating from these conditions, in November 2020, Sono Group approached all German-speaking customers that had made their latest installment during the crowdfunding campaign from December 1, 2019, until and including January 20, 2020, and asked them to accept a change in the terms and conditions to waive their cancellation right until December 31, 2022. In effect, those customers who accepted the change may cancel their advance payment on January 1, 2023, or later. For customers who increased their reservation during the crowdfunding campaign, between December 8 and December 31, 2022, the then accepted terms and conditions were designed to supersede the original terms and conditions from the original reservation. For those customers, cancellation was deemed to be possible on January 1, 2025.

As of December 31, 2022, 17% of the total advanced payments were cancelable, 31% were cancelable from January 1, 2023, 9% were cancelable from July 1, 2023, 5% were cancelable from January 1, 2024 and 39% were cancelable from January 1, 2025. The percentages calculated are based on the nominal values of the advance payments excluding IFRS adjustments (interest effect).

The table below shows the changes in the advance payments received from customers:

	2023	2022
	kEUR	kEUR

Balance as of January 1	49,462	44,756
Additions	23	4,688
Repayment	(2,372)	(1,448)
Net interest	(5,172)	1,646
Reclassification to current	-	(354)
Donation	(870)	-
One-time bonus	2,157	-
VAT gross up	7,827	-
Deconsolidation of Subsidiary	(51,235)	-
Balance as of December 31	-	49,288

On February 24, 2023, Sono Group decided to terminate the Sion passenger car program due to a lack of available funding and to pivot the business model to exclusively retrofitting and integrating Sono Group’s solar technology onto third party vehicles. Since there will no longer be delivery of the car, advance payments are due back to customers.

Sono Group proposed a payment plan to reimburse reservation holders for advance payments made in three installments ( May 2023, June 2024 and January 2025). Reservation holders who accepted the payment plan would have received a one-time bonus of 5% on the amount of the advance payment to be paid with the third installment. Reservation holders could also have waived repayment and donated the balance to Sono Group.

Due to the change in the IFRS standard applicable from IFRS 15 to IFRS 9, the following financial effects occurred: the accrued interest, previously accumulated (kEUR 5,172), was reversed since the balances are due immediately upon termination and due to the change in the IFRS standard applicable from IFRS 15 to IFRS 9. Due to the Sion termination the transactions no longer conform with IFRS 15 and the related balance is changed to a financing liability as the car will no longer be delivered. Also, the amounts due to the reservation holders are inclusive of VAT, and a VAT expense was recognized. When amounts are refunded or discharged, a VAT refund can be claimed.

7.10	Financial liabilities

7.10.1	Financial liabilities overview

The below table shows the changes in loans:

Nominal amounts	Loan 1	Subordinated loans (crowd- funding)	Convertible debentures**	Total
	kEUR	kEUR	kEUR	kEUR
January 1, 2022*	1,285	2,500	-	3,785
Addition	-	-	29,485	29,485
Accrued interest	50	149	62	261
Repayment	(16)	(150)	-	(166)
Effect of currency translation	-	-	(327)	(327)
Conversion to equity	-	-	(234)	(234)
December 31, 2022	1,319	2,499	28,986	32,804
Accrued interest	20	54	1,698	1,244
Effect of currency translation	-	-	(747)	(747)
Deconsolidation of subsidiary	(1,339)	(2,553)	-	(3,892)
Conversion to equity	-	-	(10,234)	(10,234)
December 31, 2023	-	-	19,703	19,703

*	including nominal interest accrued in previous periods if applicable
**

amounts are translated into kEUR, the original nominal amount was kUSD 31,100; amounts presented are for the 2022 convertible debentures and the modified convertible debentures; amounts presented are the sum of the host contracts, embedded derivatives and deferred day-one losses or gains

Carrying amounts	Loan 1	Subordinated loans (crowd- funding)	Convertible debentures*	Total
	kEUR	kEUR	kEUR	kEUR
January 1, 2022	1,285	2,465	-	3,750
Initial recognition	-	-	28,354	28,354
Subsequent measurement	49	159	697	905
Derecognition	(16)	(149)	-	(165)
Effect of currency translation	-	-	(317)	(317)
Conversion to equity	-	-	(286)	(286)
December 31, 2022	1,318	2,475	28,448	32,241
Subsequent measurement	19	57	6,338	6,414
Deconsolidation of subsidiary	(1,337)	(2,532)	-	(3,869)
Effect of currency translation	-	-	(723)	(723)
Conversion to equity	-	-	(10,902)	(10,902)
December 31, 2023	-	-	23,161	23,161

*

amounts presented are for the 2022 convertible debentures and the modified convertible debentures; amounts presented are the sum of the host contracts, embedded derivatives and deferred day-one losses or gains

Loan 1

Loan 1 consists of nine individual loans with an aggregate nominal value of kEUR 1,225, and interest rate of 4% p.a. and had a maturity of December 2023. For six of these loans, in 2020 and 2021, Sono Group agreed with the lender to accrue interest without compounding instead of paying out interest each year. At the end of 2022, there were four loan holders that requested the interest payments. These loans were not repaid in December 2023 due to the insolvency proceedings (see note 1.1 Insolvency proceedings) and the creditor settlement agreement.

Subordinated loans (crowdfunding)

These loans consisted of several crowdfunding loans with interest rates of 6% p.a. and different terms, varying between less than one year and up to 4 years. The issuing period ended in December 2020. The last payment was due in 2024. Due to the insolvency proceedings (see note 1.1 Insolvency proceedings) and the creditor settlement agreement, these loans will no longer be repaid.

Mandatory convertible notes

In December 2020, Sono Group issued mandatory convertible notes with a nominal value of kEUR 6,800. According to the contract, conversion was mandatory upon the occurrence of certain events, including, an IPO of Sono Group. Upon the successful IPO in November 2021, these notes (carrying amount: kEUR 9,661) were fully converted into equity (for details on the IPO, please refer to note 1 General information and note 7.8 Equity). The investors of the mandatory convertible notes received a total of 737,664 ordinary shares with a par value of EUR 0.06 per share. The par value of the shares (kEUR 44) was recognized in subscribed capital, while the remainder (kEUR 9,617) was recognized in capital reserves. Accordingly, the financial liability relating to the notes was derecognized.

Convertible debentures

On December 7, 2022, December 8, 2022, and December 20, 2022, the Company issued convertible debentures to Yorkville in three tranches with an aggregate nominal amount of kUSD 31,100 (kEUR 29,485) and an interest rate of 4% p.a. (12% p.a. upon event of default or “triggering event”). The 2022 convertible debentures are convertible into ordinary shares of the Company. The number of ordinary shares issuable upon conversion is determined by dividing the conversion amount (portion of principal and/or accrued interest to be converted) by the conversion price. The conversion price was the lower of USD 1.75 and 96.5% of the minimum daily volume-weighted average price on the seven trading days before conversion but not lower than the Floor Price of USD 0.15.

Any conversion was subject to certain limitations and conditions, including that Yorkville shall not have the right to convert any portion of the debentures or receive ordinary shares that would result in it and its affiliates beneficially owing in excess of 4.99% of the number of ordinary shares outstanding immediately after conversion.

Further limitations were the trading volume, the conversion price of the shares, and the conversion amount. A minimum conversion amount of kUSD 2,500 should have been converted per calendar month except in the event of default or if the daily VWAP is below USD 0.15 for the defined period (triggering event). The monthly amount of principal to be converted, may not exceed the higher of 20% of the monthly dollar trading volume of Sono Group’s ordinary shares or kUSD 5,000 of principal amount of the debentures except in the event of default or with respect to conversions utilizing the “fixed conversion price” of USD 1.75.

If not converted (either partially or in whole), the 2022 convertible debentures were repayable, including interest, at maturity in December 2023. In case the contractually defined “triggering event” occurred the outstanding principal balance at that time would have be due in equal monthly installments over the remaining life of the debentures (including accrued interest (increased to 12% p.a.) and a 6% payment premium). The agreement was subject to several default event clauses, which could have accelerated repayment.

The contractual rights, in particular the conversion rights, can lead to changed cash flows and represent embedded derivatives, so that the contracts each consisted of a host contract and embedded derivatives as financial instruments. The embedded derivatives (measured at FVTPL) were separated from the host (measured at amortized cost) and accounted for separately, as the economic characteristics and risks are not closely related to the host. The conversion rights of the 2022 convertible debentures were not an equity instrument but a liability, as the conversion features of the loan lead to a conversion into a variable number of shares. The conversion features and any other options provided for in the contracts of the 2022 convertible debentures that have to be bifurcated were treated as a combined embedded derivative as they share the same risk exposure and are interdependent. As the fair value of the 2022 convertible debentures (total fair values of the host contract and embedded derivatives) differed from the transaction price at initial recognition, this difference was deferred (day-one loss). The carrying amount of the host contracts and embedded derivatives are presented in the same financial statement line item net of the deferred day-one losses or gains. The deferred day-one losses were amortized pro rata on a straight-line basis until the end of May 2023 as this was the expected date for the last conversion.

On December 21, 2022, the Company converted a portion of the nominal and accrued interest amount, kUSD 250 (kEUR 234) into equity by issuing 275,968 ordinary shares. The converted portion was deducted pro rata from the carrying amount of the host contract and the embedded derivatives (in total kEUR 286).

From January 1, 2023, through March 31, 2023 and in accordance with the 2022 convertible debenture agreements from December 7, December 8, and December 20, 2022, between the Company and Yorkville, the Company issued 14,625,800 ordinary shares to Yorkville to convert a principal amount of kUSD 10,850 (kEUR 10,099) plus accrued interest of kUSD 145 (kEUR 135).

In November 2023, the contractual terms of the 2022 convertible debentures were renegotiated and significantly amended. The amendment resulted in substantially different terms of the contract and, consequently, in derecognition of the original financial liability. A new financial liability, the modified convertible debentures, was recognized.

The significant differences to the 2022 convertible debentures are as follows: If not converted (either partially or in whole), the modified convertible debentures are repayable, including interest, at maturity in July 1, 2025; The conversion price is the lower of USD 0.25 and 85% of the minimum daily volume-weighted average price on the seven trading days before conversion but not lower than the Floor Price of 20% of the closing price on the trading day immediately prior to the effective date of the amendment to convertible debentures, dated as of November 17, 2023; The trading volume limitations are the same as the 2022 convertible debentures other than the change in the”fixed conversion price”.

The deferred day-one gains will be amortized pro rata on a straight-line basis until the end of October 2024.

7.10.2	Noncurrent financial liabilities

The below table displays details on items included in other noncurrent financial liabilities:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Loans	-	2,459
Lease liabilities	987	2,190
Total	987	4,649

For further details regarding the conditions of the other noncurrent financial liabilities, we refer to note 7.10.1 Financial liabilities overview.

7.10.3	Current financial liabilities

The below table displays details on items included in current financial liabilities:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Loans	23,161	29,782
Affiliated company balance	14,798	-
Lease liabilities	143	443
Total	38,102	30,225

The affiliate company balance relates to amounts owed to Sono Motors with no repayment terms and therefore classified as current. This balance was settled in 2024 as part of the Plan to exit insolvency that was presented and accepted by the court. See note 9.7.1 Exit from insolvency.

For further details regarding the conditions of the other financial liabilities, we refer to note 7.10.1 Financial liabilities overview.

7.11	Other noncurrent non-financial liabilities

The other non-current non-financial liabilities as of December 31, 2022 (kEUR 469) relate to government grants for long-term projects. Sono Group N.V. has received a grant from the European Climate, Infrastructure and Environmental Executive Agency (CINEA) for the development of electric vehicles and smart charging infrastructure. This project will enable and facilitate the mass deployment of electric vehicles and the accompanying smart charging infrastructure. Sono Group N.V. has received pre financing, the purpose of which is to provide the beneficiary with a float. Due to grant conditions and duration of the project, the pre-financing was classified as non-current liability as the completion of the grant conditions or the potential repayment if the grant conditions are not met wasn’t expected to occur within a year of December 31, 2022.

The decision was taken to exit the project after the termination of the Sion and the remaining balance will be claimed via the creditor claim process related to the insolvency. Income related to the project of kEUR 16 was recognized in 2023.

7.12	Trade and other payables

The below table displays details on items included in trade and other payables:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Trade payables	1,221	5,842
Other payables	270	5,815
Contract liabilities	-	42
Total	1,491	11,699

The majority of the decrease in the other current financial asset balance is due to Sono Motors’ assets and liabilities being derecognized from the consolidated position, along with the decrease in expenditure due to the termination of the Sion and the control over expenditure during the insolvency process. For further information see note 3. Basis of consolidation.

7.13	Current other liabilities

The below table displays details on items included in other current liabilities:

	Dec. 31, 2023	Dec. 31, 2022
	kEUR	kEUR

Accruals and deferrals	-	1,108
Employee tax liabilities (wage and church tax)	-	518
Tax liabilities (taxes and interest)	-	49
Current employee benefit liabilities (incl. social security)	-	142
Miscellaneous other liabilities	3	6
Total	3	1,823

The majority of the decrease in the other current financial asset balance is due to Sono Motors’ assets and liabilities being derecognized from the consolidated position. For further information see note 3. Basis of consolidation.

7.14	Provisions

The table below presents information on the movements and carrying amounts of provisions over the course of the reporting period.

	Balance as of	Usage	Additions	Deconsolidation	Balance as of
	Jan. 1, 2023				Dec. 31, 2023
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	118	(118)	397	-	397
Personnel provisions	341	-	41	(382)	-
Parental guarantee provision	-	-	52,232	-	52,232
Financial statements	2,017	(2,017)	1,231	-	1,231
Total	2,476	(2,135)	53,901	(382)	53,860

	Balance as of	Usage	Additions	Reversals	Balance as of
	Jan. 1, 2022				Dec. 31, 2022
	KEUR	kEUR	kEUR	kEUR	kEUR

Other provisions	65	(65)	118	-	118
Personnel provisions	-	-	341	-	341
Financial statements	2,137	(2,137)	2,017	-	2,017
Total	2,202	(2,202)	2,476	-	2,476

The current provisions as of December 31, 2023 mainly relates to services to prepare consolidated annual financial statements in accordance with IFRS and services provided by the independent auditor (2023: kEUR 1,231; 2022: kEUR 2,017), and a legal case with an employee (2023: kEUR -; 2022: kEUR 287) included in personnel provisions. In February 2022, a former employee filed a claim in court against Sono Motors GmbH. The former employee asserts that the termination of his employment relationship by us was not justified and seeks re-employment. In May 2022, the former employee expanded the claims to recover certain benefits, which he claims to have a value of kEUR 14,200. Sono Group calculated a provision of kEUR 287 relating to the claim for certain benefits and recognized this in 2022. In December 2022, the court decided that the termination was not justified and the person was employed again. The court rejected the claims to recover certain benefits, and as of the balance sheet date it was assessed that an appeal was likely. In February 2023, the employee filed an appeal against this part of the court’s decision. In August 2023, the claim was settled with the former employee for kEUR 70.

Sono N.V. signed a hard comfort letter for the benefit of Sono Motors and had the obligation to provide Sono motors with financial resources in such a way that Sono Motors is able to meet all its current and future obligations as the obligations fall due for payment. This obligation is recognized as a provision in 2023.

7.15	Contingencies

In the first half of 2021, Sono Group informed its designated battery supplier that we would not purchase the battery from this supplier. The supplier has indicated that it believes it is entitled to compensation under its contract with us. In June 2022, the supplier filed an action for declaratory judgment with the Regional Court Stuttgart. Sono Group had assessed this claim would not be successful and the financial impact would be zero. On March 7, 2023, the former supplier declared the matter terminated in a written pleading.